PACIFIC FINANCIAL FUNDS

each a series of Northern Lights Fund Trust (the “Trust”)

Supplement to the Prospectus dated May 1, 2007

Shares of the Institutional Class of Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund and Pacific Financial Tactical Fund (collectively referred to as “Pacific Financial Funds”) are currently available for sale.  Shares of the Investor Class of Pacific Financial Funds are currently not available. Investors should disregard all reference to Investor Class shares in the Prospectus.

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This supplement and the Prospectus dated May 1, 2007 provide the information a prospective investor should know about Pacific Financial and should be retained for future reference.  A Statement of Additional Information dated May 1, 2007 has been filed with the Securities and Exchange Commission and is incorporated herein by reference.  You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at 1-888-451-TPFG.

Supplement dated July 2, 2007

PACIFIC FINANCIAL FUNDS

each a series of Northern Lights Fund Trust (the “Trust”)

Supplement to the Statement of Additional Information dated May 1, 2007

Shares of the Institutional Class of Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund and Pacific Financial Tactical Fund (collectively referred to as “Pacific Financial Funds”) are currently available for sale. Shares of the Investor Class of Pacific Financial Funds are currently not available.  Investors should disregard all reference to Investor Class shares in the Prospectus.

*    *    *    *    *    *

This supplement and the Prospectus and Statement of Additional Information each dated May 1, 2007 provide the information a prospective investor should know about Pacific Financial and should be retained for future reference.  You may obtain the Prospectus or Statement of Additional Information without charge by calling Shareholder Services at 1-888-451-TPFG.

Supplement dated July 2, 2007